EMPLOYEE BENEFITS - Amounts Recognized in Consolidated income Statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current service cost	€ 6	€ 0	€ 26
Interest expense	0	25	0
Past service adjustments	0	0	(518)
Total recognized in the consolidated income statement	6	25	(492)
TFR
Disclosure of defined benefit plans [line items]
Current service cost	6	0	0
Interest expense		25	0
Past service adjustments	0	0	0
Total recognized in the consolidated income statement	6	25	0
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	0	0	26
Interest expense	0	0	0
Past service adjustments	0	0	(518)
Total recognized in the consolidated income statement	€ 0	€ 0	€ (492)